UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-00487
SECURITY LARGE CAP VALUE FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
RICHARD M. GOLDMAN, PRESIDENT
SECURITY LARGE CAP VALUE FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: September 30
Date of reporting period: December 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

Schedule of Investments	Rydex|SGI
December 31, 2009	Large Cap Value Fund

	Shares	Value
COMMON STOCKS - 96.1%
Aerospace & Defense - 2.9%
Precision Castparts Corporation	692	$76,362
United Technologies Corporation	20,900	1,450,669

		1,527,031

Air Freight & Logistics - 3.0%
FedEx Corporation	19,300	1,610,585

Application Software - 1.1%
Synopsys, Inc. *	25,400	565,912

Asset Management & Custody Banks - 1.5%
Bank of New York Mellon Corporation	28,800	805,536

Building Products - 2.7%
USG Corporation *	100,800	1,416,240

Computer Hardware - 2.4%
Hewlett-Packard Company	24,300	1,251,693

Consumer Finance - 0.3%
First Marblehead Corporation *	74,421	158,517

Data Processing & Outsourced Services - 5.1%
Western Union Company	145,100	2,735,134

Department Stores - 1.8%
JC Penney Company, Inc.	36,000	957,960

Diversified Banks - 4.0%
U.S. Bancorp	52,127	1,173,379
Wells Fargo & Company	34,716	936,985

		2,110,364

Diversified Chemicals - 1.4%
Dow Chemical Company	26,200	723,906

Drug Retail - 2.2%
CVS Caremark Corporation	36,600	1,178,886

Electric Utilities - 3.5%
Edison International	54,300	1,888,554

Electronic Manufacturing Services - 2.3%
Tyco Electronics, Ltd.	50,650	1,243,458

Exchange Traded Funds - 3.7%
iShares Russell 1000 Value Index Fund	20,500	1,176,495
iShares S&P 500 Value Index Fund	15,200	805,752

		1,982,247

Health Care Equipment - 4.5%
Covidien plc	21,950	1,051,186
Hospira, Inc. *	26,400	1,346,400

		2,397,586

Health Care Services - 1.9%
Medco Health Solutions, Inc. *	16,200	1,035,342

Home Improvement Retail - 1.7%
Lowe’s Companies, Inc.	39,700	$928,583

Hypermarkets & Super Centers - 4.8%
Costco Wholesale Corporation	21,100	1,248,487
Wal-Mart Stores, Inc.	24,400	1,304,180

		2,552,667

Independent Power Producers & Energy Traders - 1.2%
NRG Energy, Inc. *	26,500	625,665

Industrial Conglomerates - 3.1%
McDermott International, Inc. *	67,500	1,620,675

Industrial Machinery - 2.0%
Parker Hannifin Corporation	19,502	1,050,768

Insurance Brokers - 1.9%
AON Corporation	26,600	1,019,844

Integrated Oil & Gas - 7.4%
Chevron Corporation	20,100	1,547,499
ConocoPhillips	9,600	490,272
Exxon Mobil Corporation	28,900	1,970,691

		4,008,462

Integrated Telecommunication Services - 1.0%
Windstream Corporation	50,576	555,830

Internet Software & Services - 0.2%
AOL, Inc. *	4,106	95,588

Managed Health Care - 1.9%
Aetna, Inc.	31,900	1,011,230

Movies & Entertainment - 2.5%
Time Warner, Inc.	45,166	1,316,137

Oil & Gas Equipment & Services - 2.6%
Halliburton Company	45,300	1,363,077

Oil & Gas Exploration & Production - 1.6%
Chesapeake Energy Corporation	32,000	828,160

Oil & Gas Storage & Transportation - 2.4%
Williams Companies, Inc.	60,000	1,264,800

Other Diversified Financial Services - 1.2%
JPMorgan Chase & Company	15,763	656,844

Pharmaceuticals - 0.7%
Merck & Company, Inc.	9,919	362,440

Schedule of Investments	Rydex|SGI
December 31, 2009	Large Cap Value Fund

	Shares	Value
COMMON STOCKS - 96.1% (continued)
Property & Casualty Insurance - 4.9%
Berkshire Hathaway, Inc. *	26	$2,579,200

Railroads - 2.6%
Union Pacific Corporation	22,000	1,405,800

Regional Banks - 2.4%
BB&T Corporation	19,700	499,789
Fifth Third Bancorp	23,800	232,050
Regions Financial Corporation	101,600	537,464

		1,269,303

Research & Consulting Services - 3.3%
Equifax, Inc.	55,900	1,726,751

Tobacco - 2.4%
Altria Group, Inc.	20,100	394,563
Philip Morris International, Inc.	18,200	877,058

		1,271,621

TOTAL COMMON STOCKS (cost $50,954,306)		$51,102,396

Total Investments - 96.1% [1] (cost $50,954,306)		$51,102,396
Cash & Other Assets, Less Liabilities - 3.9%		2,060,241

Total Net Assets -100.0%		$53,162,637

For federal income tax purposes the identified cost of investments owned at December 31, 2009 was $50,964,673.
plc Public Limited Company

*	Non-income producing security

[1]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

Schedule of Investments	Rydex|SGI
December 31, 2009	Large Cap Value Institutional Fund

	Shares	Value
COMMON STOCKS - 97.1%
Aerospace & Defense - 2.6%
United Technologies Corporation	1,030	$71,492

Air Freight & Logistics - 3.0%
FedEx Corporation	1,000	83,450

Application Software - 1.1%
Synopsys, Inc. *	1,300	28,964

Asset Management & Custody Banks - 1.5%
Bank of New York Mellon Corporation	1,500	41,955

Building Products - 2.5%
USG Corporation *	4,890	68,705

Computer Hardware - 2.5%
Hewlett-Packard Company	1,350	69,539

Consumer Finance - 0.3%
First Marblehead Corporation *	3,412	7,268

Data Processing & Outsourced Services - 5.5%
Western Union Company	7,940	149,668

Department Stores - 1.8%
JC Penney Company, Inc.	1,870	49,761

Diversified Banks - 4.4%
U.S. Bancorp	3,041	68,452
Wells Fargo & Company	1,917	51,740

		120,192

Diversified Chemicals - 1.7%
Dow Chemical Company	1,650	45,590

Drug Retail - 2.3%
CVS Caremark Corporation	1,960	63,132

Electric Utilities - 3.6%
Edison International	2,830	98,427

Electronic Manufacturing Services - 2.5%
Tyco Electronics, Ltd.	2,810	68,986

Exchange Traded Funds - 1.0%
iShares Russell 1000 Value Index Fund	500	28,695

Health Care Equipment - 4.7%
Covidien plc	1,150	55,074
Hospira, Inc. *	1,460	74,459

		129,533

Health Care Services - 2.1%
Medco Health Solutions, Inc. *	880	56,241

Home Improvement Retail - 2.3%
Lowe’s Companies, Inc.	2,680	62,685

Hypermarkets & Super Centers - 5.3%
Costco Wholesale Corporation	1,140	67,454
Wal-Mart Stores, Inc.	1,460	78,036

		145,490

Independent Power Producers & Energy Traders - 1.4%
NRG Energy, Inc. *	1,600	37,776

Industrial Conglomerates - 3.1%
McDermott International, Inc. *	3,570	85,715

Industrial Machinery - 2.0%
Parker Hannifin Corporation	1,020	54,958

Insurance Brokers - 1.9%
AON Corporation	1,370	52,526

Integrated Oil & Gas - 8.6%
Chevron Corporation	1,190	91,618
ConocoPhillips	660	33,706
Exxon Mobil Corporation	1,620	110,469

		235,793

Integrated Telecommunication Services - 1.3%
Windstream Corporation	3,130	34,399

Internet Software & Services - 0.2%
AOL, Inc. *	204	4,741

Managed Health Care - 2.0%
Aetna, Inc.	1,720	54,524

Movies & Entertainment - 2.4%
Time Warner, Inc.	2,240	65,274

Oil & Gas Equipment & Services - 3.4%
Halliburton Company	3,060	92,075

Oil & Gas Exploration & Production - 1.5%
Chesapeake Energy Corporation	1,600	41,408

Oil & Gas Storage & Transportation - 2.4%
Williams Companies, Inc.	3,090	65,137

Other Diversified Financial Services - 1.5%
JPMorgan Chase & Company	976	40,670

Property & Casualty Insurance - 3.6%
Berkshire Hathaway, Inc. *	1	99,200

Railroads - 2.5%
Union Pacific Corporation	1,060	67,734

Regional Banks - 2.6%
BB&T Corporation	1,000	25,370

Schedule of Investments	Rydex|SGI
December 31, 2009	Large Cap Value Institutional Fund

	Shares	Value
COMMON STOCKS - 97.1% (continued)
Regional Banks - 2.6% (continued)
Fifth Third Bancorp	1,500	$14,625
Regions Financial Corporation	6,000	31,740

		71,735

Research & Consulting Services - 3.4%
Equifax, Inc.	3,070	94,831

Tobacco - 2.6%
Altria Group, Inc.	1,100	21,593
Philip Morris International, Inc.	1,030	49,636

		71,229

TOTAL COMMON STOCKS (cost $2,609,499)		$2,659,498

Total Investments - 97.1% [1] (cost $2,609,499)		$2,659,498
Cash & Other Assets, Less Liabilities - 2.9%		79,163

Total Net Assets - 100.0%		$2,738,661

For federal income tax purposes the identified cost of investments owned at December 31, 2009 was $2,614,801.
plc Public Limited Company

*	Non-income producing security

[1]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

NOTES TO FINANCIAL STATEMENTS
1. Unrealized Appreciation/Depreciation on Investments
     For federal income tax purposes, the amount of unrealized appreciation (depreciation) on investments at December 31, 2009, was as follows:

	Gross	Gross	Net unrealized
	unrealized	unrealized	appreciation
	appreciation	(depreciation)	(depreciation)
Security Large Cap Value Fund	$5,232,341	$(5,094,618)	$137,723
Security Large Cap Value Institutional Series	$245,349	$(200,652)	$44,697
2. Summary of Fair Value Exposure at Each Level
The Funds adopted FASB ASC 820, Fair Value Measurements and Disclosure (ASC 820) (formerly known as FASB 157) effective October 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 -	quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets, certain futures and certain options.

Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) The types of assets and liabilites carried at Level 2 fair value generally are municpal bonds, certain mortgage and asset-backed securities, certain corporate debt, commercial paper and repurchase agreements.

Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The types of assets and liabilities carried at Level 3 fair value generally are certain mortgage and asset-backed securities, certain corporate debt and certain derivatives.
Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on the best information available.
The inputs or methodology used for valuing securities are not necessarily an indicaiton of the risk assocation with investing in those securities.
The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy as of December 31, 2009. These assets are measured on a recurring basis.

		LEVEL 1	LEVEL 2	LEVEL 3
		Quoted prices in		Significant
		active markets for	Significant other	unobservable
Description	Total	identical assets	observable inputs	inputs
Security Large Cap Value Fund
Common Stocks	$51,102,396	$51,102,396	$—	$—

Security Large Cap Value Institutional Series
Common Stocks	2,659,498	2,659,498	—	—

3. Security Valuation
     Security Valuation - Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.
     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC’s Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
Please refer to the Fund’s most recent semi-annual or annual financial statements for information regarding the Fund’s significant accounting policies.

Item 2. Controls and Procedures.
(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.
(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY LARGE CAP VALUE FUND

By:	/s/ RICHARD M. GOLDMAN Richard M. Goldman, President

Date:	February 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RICHARD M. GOLDMAN Richard M. Goldman, President

Date:	February 26, 2010

By:	/s/ BRENDA M. HARWOOD Brenda M. Harwood, Treasurer

Date:	February 26, 2010